INVESTMENTS IN DEBT AND EQUITY SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Amortised Cost	$ 95,402		$ 194,184
Unrealised gains/(losses)	18,225		(100,382)
Fair value	113,627		93,802
Net unrealized gain	15,304	$ 0	0
Corporate Bond Securities [Member]
Carrying value of listed and unlisted corporate bonds	46,300		41,700
Corporate Bond Securities_Golden Close Senior [Member]
Amortised Cost	17,754		17,754
Unrealised gains/(losses)	(1,953)		(2,240)
Fair value	15,801		15,514
Coporate Bond Securities_Golden Close Convertible [Member]
Amortised Cost	9,960		9,960
Unrealised gains/(losses)	4,226		0
Fair value	14,186		9,960
Corproate Bond Securities_Golden Close Super Senior [Member]
Amortised Cost	2,561		2,561
Unrealised gains/(losses)	267		347
Fair value	2,828		2,908
Corporate Bond Securities_NorAm Drilling [Member]
Amortised Cost	5,181		5,181
Unrealised gains/(losses)	315		293
Fair value	5,496		5,474
Corporate Bond Securities_Oro Negro [Member]
Amortised Cost	7,886		7,886
Unrealised gains/(losses)	84		0
Fair value	7,970		7,886
Common stock - Frontline Ltd [Member]
Fair value	64,240		50,490
Common stock - NorAm Drilling [Member]
Fair value	1,471		1,462
Common Stock, Golden Close [Member]
Fair value	1,635		108
Corporate Bond Securities [Member]
Amortised Cost	43,342		43,342
Unrealised gains/(losses)	2,939		(1,600)
Fair value	46,281		41,742
Common Stock [Member]
Amortised Cost	52,060		150,842
Unrealised gains/(losses)	15,286			$ (98,782)
Fair value	$ 67,346		$ 52,060